Share-Based Payments (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013	Jul. 03, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	32.9	37.6	42.3	29.8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Payment Expense	$ 64	$ 68	$ 57
Share-based Payment, Tax Benefit	(25)	(26)	(22)
Allocated Share-based Payment Expense, Net of Tax	39	42	35
Cost of Goods Sold and Occupancy Costs [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Payment Expense	2	2	2
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Payment Expense	$ 62	$ 66	$ 55